Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 19,052,046	$ 19,429,273	$ 20,023,564
Costs, expenses and other:
Cost of products sold (Notes 1, 6, 14 and 18)	17,641,421	17,915,735	18,142,144
Marketing, administrative and other expenses (Notes 1, 3 and 7)	481,904	454,900	439,528
Equity in (earnings) losses of unconsolidated affiliates (Note 10)	(9,297)	13,323	10,043
Impairment of non-current assets (Note 10)		30,000	13,943
Interest expense, net (Notes 19 and 20)	146,895	162,375	166,094
Costs, expenses and other, total	18,260,923	18,576,333	18,771,752
Earnings before income taxes and noncontrolling interests	791,123	852,940	1,251,812
Provision for income taxes (Note 20)	205,594	259,814	390,828
Net earnings	585,529	593,126	860,984
Earnings attributable to noncontrolling interests	97,504	88,507	82,796
Net earnings attributable to Nucor stockholders	$ 488,025	$ 504,619	$ 778,188
Net earnings per share (Note 22):
Basic	$ 1.52	$ 1.58	$ 2.45
Diluted	$ 1.52	$ 1.58	$ 2.45